                                   Form 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:        Flag Investors Real Estate Securities
                                         Fund, Inc.,
                                         One South Street, Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                      |X|

3.    Investment Company Act File Number:                  811-8500
                                                           --------
      Securities Act File Number:        33-78648
                                         --------

4(a). Last day of fiscal year for which this Form is filed: December 31, 1998
                                                            -----------------

4(b).[] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2.)
                                       N/A
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[]  Check box if this is the last time the issuer will be filing this Form.
                                       N/A

5. Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):                  $18,774,214.00
                                                                 --------------

   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:                    $14,115,495.00
                                                                 --------------

   (iii)  Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                                            $         0.00
                                                                 --------------

   (iv)   Total available redemption credits [add
          Items 5(ii) and 5(iii)]:                              -$14,115,495.00
                                                                 --------------

   (v)    Net sales -- if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:                                            $ 4,658,719.00
                                                                 --------------

--------------------------------------------------------------------------------
   (vi)   Redemption credits available for use in future
          years -- if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                  $(        0.00)
                                                                 --------------
--------------------------------------------------------------------------------

   (vii)  Multiplier for determining registration
          fee (See Instruction C.9):                             x      .000278
                                                                 --------------

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no
          fee is due):                                          =$     1,295.12
                                                                 --------------
6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end
   of the issuer's fiscal year (see Instruction D):        N/A
                                                                +$         0.00
                                                                 --------------

8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:                                        =$     1,295.12
                                                                 --------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 25, 1999
                           Method of Delivery:
                                                 [X] Wire Transfer
                                                 [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Joseph A. Finelli
                            ------------------------------
                            Joseph A. Finelli, Treasurer
                            ------------------------------
    *Please print the name and title of the signing officer below the signature.

Date:  March 25, 1999
       --------------

                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.

                                   SCHEDULE A

                                                                                VALUE OF                            AGGREGATE
                      SHARES         AGGREGATE SALES            DRP               DRP               SHARES          REDEMPTION
CLASS                  SOLD               PRICE                SHARES            SHARES            REDEEMED           PRICE
------               -------         ---------------           -------        -------------       ---------       --------------
Flag A               913,519         $12,595,105.00*           173,588        $2,258,875.00         878,163       $11,380,062.00

Flag B               189,158           2,735,502.00             34,739           449,966.00         188,973         2,520,889.00

Institutional         47,072             703,400.00              2,477            31,366.00          18,105           214,544.00
                   ---------         --------------            -------        -------------       ---------       --------------
                   1,149,749         $16,034,007.00*           210,804        $2,740,207.00       1,085,241       $14,115,495.00

*  Includes front-end sales commissions of $147,191.00 on Class A Shares


Computation of fee:    $18,774,214.00  -  $14,115,495.00  =  $4,658,719.00
                       $4,658,719.00  x  .000278  =  $1,295.12


           Fee Required    $1,295.12
                           ---------